Cover	Aug. 21, 2026
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Aug. 21, 2026
Entity Registrant Name	NORTHANN CORP.
Entity Central Index Key	0001923780
Entity Incorporation, State or Country Code	NV
Entity File Number	001-41816
Entity Tax Identification Number	88-1513509
Entity Address, Address Line One	2251 Catawba River Rd
Entity Address, City or Town	Fort Lawn
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29714
City Area Code	916
Local Phone Number	573-3803
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Current Report on Form 8-K/A (this “Report”) amends the Current Report on Form 8-K filed on August 10, 2026 (the “Original Report”) by Northann Corp. (“we”, “our”, “us” and the “Company”) disclosing that LAO Professionals (the “Auditor”) resigned as our independent registered public accounting firm. This Report is being filed to disclose that we have received a copy of a letter from the Auditor regarding the disclosures in the Original Report, and are filing a copy of this letter pursuant to Regulation S-K Item 304(a)(3). Except as disclosed herein, there were no other changes to the Original Report.